                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-242


                               CDC Nvest Funds II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             399 Boylston Street, Boston, Massachusetts   02116
--------------------------------------------------------------------------------
           (Address of principal executive offices)     (Zip code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 449-2801

Date of fiscal year end:  September 30, 2003

Date of reporting period: September 30, 2003

Item 1.  Reports to Stockholders.

The Registrant's annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[LOGO OF CDC NVEST FUNDS (SM)]

TAX FREE INCOME FUNDS
ANNUAL REPORT
September 30, 2003

[LOGO OF LOOMIS SAYLES FUNDS]

Loomis Sayles Massachusetts Tax Free Income Fund
(formerly CDC Nvest Massachusetts Tax Free Income Fund)

Loomis Sayles Municipal Income Fund
(formerly CDC Nvest Municipal Income Fund)

                           TABLE OF CONTENTS

                           Management Discussion and Performance..........Page 1

                           Fund Risks.....................................Page 5

                           Schedule of Investments........................Page 6

                           Financial Statements..........................Page 10

                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND

                                                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

OBJECTIVE:
Seeks to maintain a high level of current income exempt from federal and Massachusetts personal income taxes

STRATEGY:
Invests primarily in Massachusetts municipal bonds, including general obligation bonds and issues secured by specific revenue streams

INCEPTION DATE:
March 23, 1984

MANAGER:
Martha A. Strom
Robert Payne
Loomis, Sayles & Company, L.P.

SYMBOLS:
Class A      NEFMX
Class B      NEMBX

NET ASSET VALUE PER SHARE:
(September 30, 2003)
Class A      $ 16.41
Class B        16.37

                                                           MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

Loomis Sayles Massachusetts Tax Free Income Fund's total return for the nine months ended September 30, 2003* was 3.09% based on the net asset value of Class A shares and $0.49 in dividends reinvested during the period, while the Lehman Brothers Municipal Bond Index returned 3.89%. Morningstar's Muni Massachusetts category had an average return of 3.13% for the same period.

As of September 30, 2003, the fund's 30-day SEC yield on Class A shares was 3.66% - equivalent to a taxable yield of 5.95% based on the 38.45% combined maximum federal and Massachusetts state income tax rate.

Revenue bonds continue to perform well

Fund revenue bonds issued for companies in the education, healthcare and housing sectors experienced solid performance year-to-date. The supply of such issues in Massachusetts has dwindled, while investor demand has increased, improving price performance. The fund's top performers in these sectors included Massachusetts State Health & Education for Nichols College and Massachusetts State Health & Education for Dana Farber Cancer Institute. Bonds issued by Massachusetts State Development Finance Agency for Concord-Assabet Family Services were upgraded in September to Ba2 by Moody's (from Caa3), reflecting improved fundamentals.

Tax-backed and shorter maturity bonds had lackluster performance

Tax-backed bonds continue to be volatile due to the negative press surrounding state and local budget problems in California and various East Coast localities, including Massachusetts. While the fund's exposure to this sector is of high average credit quality, continued negative news stories, combined with the longer maturity structure of the bonds owned, caused the fund to lag. Shorter maturity bonds, such as pre-refunded and "escrowed to maturity" bonds also experienced lackluster performance. When bonds are either pre-refunded or escrowed to maturity, the issuer typically purchases Treasury securities to replace the original bonds and the "call date" (the earliest date by which the issuer can call in its debt) becomes the new effective maturity date. The dual effect of raising quality and shortening maturity ultimately reduces yield to a level where there is little room for price appreciation. Many of our transactions during the year have been to reduce exposure to these bonds and reinvest proceeds in higher-yielding issues.

The fund's insured bonds also lagged because their relatively low yields caused investor demand for these issues to decline. While individual investors typically look for insured bonds garnering at least 5% in yield selling at a discount to par value, the fund has focused on bonds with a coupon of 5% or better priced above par. There has been little demand for this structure from retail investors and performance has lagged as a result. Insured bonds accounted for 32% of the fund's total assets as of the end of September, vs. approximately 48% in the fund's Lehman benchmark.

Fund is positioned for a rising interest rate environment in 2004

As of the end of September, the fund's average maturity was about ten years, which is short for this fund, in expectation of rising interest rates in 2004. We believe our emphasis on bonds selling at a premium to their par value will contribute positively to performance longer term, because premium bonds tend to experience less price erosion in a rising interest rate environment.

*Effective after the close of business on September 12, 2003, the fund's fiscal year end was changed from December 31 to September 30.

                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND

                                   INVESTMENT RESULTS THROUGH SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing Loomis Sayles Massachusetts Tax Free Income Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                               GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES*
--------------------------------------------------------------------------------

                              [CHART APPEARS HERE]

                  SEPTEMBER 30, 1993 THROUGH SEPTEMBER 30, 2003

                                                      Lehman
                                     Maximum         Municipal
  Month         Net Asset             Sales            Bond
   End          Value (1)           Charge (2)       Index (3)
   ---     -----------------------------------------------------
09/30/1993           10,000              9,575         10,000
10/31/1993           10,012              9,587         10,019
11/30/1993            9,921              9,499          9,931
12/31/1993           10,099              9,669         10,140
01/31/1994           10,232              9,797         10,256
02/28/1994            9,966              9,543          9,991
03/31/1994            9,481              9,078          9,584
04/30/1994            9,507              9,103          9,665
05/31/1994            9,595              9,187          9,749
06/30/1994            9,510              9,106          9,689
07/31/1994            9,695              9,283          9,867
08/31/1994            9,715              9,303          9,901
09/30/1994            9,553              9,147          9,756
10/31/1994            9,323              8,927          9,583
11/30/1994            9,098              8,711          9,409
12/31/1994            9,358              8,960          9,616
01/31/1995            9,677              9,265          9,891
02/28/1995            9,992              9,568         10,179
03/31/1995           10,064              9,637         10,296
04/30/1995           10,080              9,652         10,308
05/31/1995           10,399              9,957         10,637
06/30/1995           10,237              9,802         10,544
07/31/1995           10,309              9,871         10,644
08/31/1995           10,432              9,988         10,779
09/30/1995           10,504             10,058         10,847
10/31/1995           10,680             10,226         11,005
11/30/1995           10,889             10,426         11,187
12/31/1995           11,027             10,558         11,295
01/31/1996           11,062             10,592         11,380
02/29/1996           10,952             10,487         11,303
03/31/1996           10,815             10,356         11,159
04/30/1996           10,784             10,325         11,127
05/31/1996           10,799             10,340         11,123
06/30/1996           10,901             10,437         11,244
07/31/1996           10,983             10,516         11,346
08/31/1996           10,978             10,511         11,343
09/30/1996           11,149             10,675         11,502
10/31/1996           11,266             10,787         11,632
11/30/1996           11,460             10,973         11,845
12/31/1996           11,384             10,900         11,795
01/31/1997           11,404             10,919         11,817
02/28/1997           11,513             11,024         11,926
03/31/1997           11,383             10,899         11,767
04/30/1997           11,476             10,988         11,865
05/31/1997           11,639             11,144         12,044
06/30/1997           11,760             11,260         12,172
07/31/1997           12,095             11,581         12,509
08/31/1997           11,983             11,474         12,392
09/30/1997           12,142             11,626         12,539
10/31/1997           12,201             11,683         12,620
11/30/1997           12,275             11,753         12,694
12/31/1997           12,445             11,916         12,879
01/31/1998           12,545             12,012         13,012
02/28/1998           12,528             11,995         13,016
03/31/1998           12,493             11,962         13,028
04/30/1998           12,448             11,919         12,969
05/31/1998           12,640             12,103         13,174
06/30/1998           12,685             12,146         13,226
07/31/1998           12,692             12,153         13,259
08/31/1998           12,894             12,346         13,464
09/30/1998           13,037             12,483         13,632
10/31/1998           12,984             12,432         13,631
11/30/1998           13,007             12,454         13,679
12/31/1998           13,056             12,501         13,714
01/31/1999           13,206             12,645         13,877
02/28/1999           13,146             12,587         13,816
03/31/1999           13,130             12,572         13,835
04/30/1999           13,169             12,609         13,870
05/31/1999           13,084             12,528         13,789
06/30/1999           12,871             12,324         13,591
07/31/1999           12,916             12,367         13,641
08/31/1999           12,733             12,192         13,531
09/30/1999           12,695             12,156         13,537
10/31/1999           12,518             11,986         13,390
11/30/1999           12,629             12,092         13,533
12/31/1999           12,518             11,986         13,432
01/31/2000           12,416             11,888         13,373
02/29/2000           12,570             12,036         13,529
03/31/2000           12,806             12,262         13,824
04/30/2000           12,748             12,206         13,743
05/31/2000           12,698             12,158         13,671
06/30/2000           12,953             12,403         14,033
07/31/2000           13,118             12,561         14,229
08/31/2000           13,282             12,718         14,448
09/30/2000           13,229             12,667         14,373
10/31/2000           13,336             12,769         14,530
11/30/2000           13,392             12,823         14,639
12/31/2000           13,677             13,096         15,001
01/31/2001           13,725             13,141         15,150
02/28/2001           13,773             13,187         15,198
03/31/2001           13,769             13,184         15,334
04/30/2001           13,627             13,048         15,168
05/31/2001           13,759             13,174         15,331
06/30/2001           13,857             13,268         15,434
07/31/2001           14,068             13,470         15,662
08/31/2001           14,332             13,723         15,920
09/30/2001           14,252             13,646         15,867
10/31/2001           14,385             13,773         16,056
11/30/2001           14,279             13,672         15,921
12/31/2001           14,117             13,517         15,770
01/31/2002           14,196             13,593         16,044
02/28/2002           14,357             13,747         16,237
03/31/2002           14,093             13,494         15,919
04/30/2002           14,351             13,741         16,230
05/31/2002           14,463             13,848         16,328
06/30/2002           14,632             14,010         16,501
07/31/2002           14,818             14,188         16,713
08/31/2002           14,999             14,362         16,914
09/30/2002           15,337             14,685         17,285
10/31/2002           15,057             14,418         16,998
11/30/2002           14,962             14,326         16,927
12/31/2002           15,262             14,613         17,285
01/31/2003           15,230             14,583         17,241
02/28/2003           15,470             14,813         17,482
03/31/2003           15,484             14,826         17,492
04/30/2003           15,583             14,920         17,608
05/31/2003           15,981             15,302         18,020
06/30/2003           15,909             15,233         17,944
07/31/2003           15,219             14,572         17,316
08/31/2003           15,318             14,667         17,445
09/30/2003           15,734             15,062         17,958
            -----------------------------------

                              AVERAGE ANNUAL TOTAL RETURNS -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                          9 MONTHS   1 YEAR   5 YEARS/5/  10 YEARS/5/
                                          --------   ------   ----------  -----------
Class A (Inception 3/23/84)

Net Asset Value/1/                            3.09%    2.58%        3.83%        4.64%
With Maximum Sales Charge/2/                 -1.31    -1.78         2.93         4.18

Class B (Inception 9/13/93)

Net Asset Value/1/                            2.59     1.92         3.15         3.94
With CDSC/4/                                 -2.41    -3.01         2.82         3.94

COMPARATIVE PERFORMANCE                   9 MONTHS   1 YEAR      5 YEARS     10 YEARS
-----------------------                   --------   ------      -------     --------
Lehman Brothers Municipal Bond Index/3/      3.89%     3.89%        5.67%        6.03%
Morningstar Muni Massachusetts Average/6/    3.13      2.69         4.45         5.03
Lipper MA Municipal Debt Funds Average/7/    3.16      2.63         4.46         5.11

                                                 YIELDS AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                           CLASS A  CLASS B
                                           -------  -------
SEC 30-day yield/8/                           3.66%    3.18%
Taxable equivalent yield/9/                   5.95     5.17

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

* Other classes of shares are available for which performance, fees, and expenses will differ.

                                              PORTFOLIO AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                                  CREDIT QUALITY

                              [CHART APPEARS HERE]

                 Aaa      Aa     A     Baa    Caa and Not Rated
                 ----    ----   ----   ---    -----------------
                 57.8%   11.7%  10.2%  4.1%         16.2%

                               Average quality: Aa

Credit quality is based on bond ratings from Moody's Investors Service

                                                              EFFECTIVE MATURITY

                              [CHART APPEARS HERE]

                   1 year   1-5 years  5-10 years  10+ years
                   ------   ---------  ----------  ---------
                      9.3%        5.9%       56.8%      28.0%

                     Average effective maturity: 8.7 years

See page 5 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.25%.
/3/ Lehman Brothers Municipal Bond Index is an unmanaged composite measure of the performance of the municipal bond market.
/4/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares.
/5/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/6/ Morningstar Muni Massachusetts Average is the average performance without sales charges of funds with similar investment characteristics as calculated by Morningstar, Inc.
/7/ Lipper Massachusetts Municipal Debt Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
/8/ SEC yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/9/ Taxable equivalent yield is based on the maximum combined federal and MA income tax bracket of 38.45%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

                      LOOMIS SAYLES MUNICIPAL INCOME FUND

                                                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

OBJECTIVE:
Seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital

STRATEGY:
Invests  primarily in municipal  securities exempt from federal income tax

FUND INCEPTION:
May 9, 1977

MANAGER:
Martha A. Strom
Robert Payne
Loomis, Sayles & Company, L.P.

SYMBOLS:
Class A         NEFTX
Class B         NETBX

NET ASSET VALUE PER SHARE:
(September 30, 2003)
Class A         $ 7.41
Class B           7.41

                                                           MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

Interest rates sank to 45-year lows this spring, but positive economic news contributed to a rebound early in the summer and investors became more aggressive in pursuit of yield. As a result, bond prices first rose and then fell. Municipal bonds have escaped some of that yield volatility, outperforming the Treasury market year-to-date.

For the nine months ended September 30, 2003*, Loomis Sayles Municipal Income Fund's total return was 2.88% based on the net asset value of Class A shares and $0.23 in reinvested dividends. The fund's benchmark, Lehman Brothers Municipal Bond Index, returned 3.89% for the period, while the average return on the funds in Morningstar's Muni National Long category was 3.31%. The fund's underperformance can largely be attributed to its longer maturity structure, designed to seek higher income.

As of September 30, 2003, the fund's 30-day SEC yield on Class A shares was 3.77% -equivalent to a taxable yield of 5.80% based on the 35% maximum federal income tax rate.

Revenue bonds continue to perform well

Municipal bonds backed by corporations (revenue bonds) were among the fund's best performers. Two examples include Lowndes County, Mississippi, Solid Waste Disposal & Pollution Control issued for Weyerhaeuser Company and Pennsylvania Economic Development Finance Authority Wastewater Treatment issued for Sun Company. The healthcare sector was also positive, as rising investor demand and lower supply drove prices up. A good example is the fund's position in bonds issued by the University of Michigan for University Hospital.

Tax-backed and shorter maturity bonds had lackluster performance

Bonds backed by receipts from taxpayers continue to be volatile due to the negative press surrounding state and local budget problems, particularly in California and various East Coast localities. While the fund's tax-backed bonds are of high average credit quality, the continued negative press about municipal debt - combined with the longer maturity structure of the bonds owned - was a negative. Shorter maturity bonds, including pre-refunded and "escrowed to maturity" bonds also experienced lackluster performance. When bonds are either pre-refunded or escrowed to maturity, the issuer typically purchases Treasury securities to replace the original bonds and the call date (the earliest date by which the issuer can call in its debt) becomes the new effective maturity date. The dual effect of raising quality and shortening maturity ultimately reduces yield to a level where there is little room for price appreciation. Many of our transactions over the year have been to reduce exposure to these shorter maturity bonds and reinvest proceeds in bonds with higher yields.

The fund's exposure to transportation revenue bonds was also a negative during the period. Mixed economic reports have not convinced consumers that there is a recovery underway. Hence, airports, toll roads and highway bonds, which rely on user fees for revenues, have lagged other sectors.

Interest rates expected to rise gradually into 2004

As of the end of September 2003, the fund's average duration was ten years. This is likely to make it more sensitive to changes in bond prices than its benchmark, which has an average duration of eight years. In an effort to offset this, we have emphasized bonds selling at a premium to their par value because they tend to experience less price erosion in a rising interest rate environment.

*Effective after the close of business on September 12, 2003, the fund's fiscal year end was changed from December 31 to September 30.

                       LOOMIS SAYLES MUNICIPAL INCOME FUND

                                   INVESTMENT RESULTS THROUGH SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing Loomis Sayles Municipal Income Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                               GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES*
--------------------------------------------------------------------------------

                              [CHART APPEARS HERE]

                  SEPTEMBER 30, 1993 THROUGH SEPTEMBER 30, 2003

                                                         Lehman
                                          Maximum       Municipal
 Month             Net Asset               Sales          Bond
  End              Value (1)             Charge (2)     Index (3)
  ---            --------------------------------------------------
09/30/1993           10,000                 9,550         10,000
10/31/1993           10,024                 9,572         10,019
11/30/1993            9,923                 9,477          9,931
12/31/1993           10,151                 9,695         10,140
01/31/1994           10,271                 9,809         10,256
02/28/1994            9,977                 9,528          9,991
03/31/1994            9,487                 9,060          9,584
04/30/1994            9,520                 9,091          9,665
05/31/1994            9,616                 9,183          9,749
06/30/1994            9,554                 9,124          9,689
07/31/1994            9,730                 9,292          9,867
08/31/1994            9,760                 9,321          9,901
09/30/1994            9,591                 9,159          9,756
10/31/1994            9,380                 8,958          9,583
11/30/1994            9,100                 8,691          9,409
12/31/1994            9,340                 8,920          9,616
01/31/1995            9,666                 9,231          9,891
02/28/1995           10,001                 9,551         10,179
03/31/1995           10,131                 9,675         10,296
04/30/1995           10,150                 9,693         10,308
05/31/1995           10,433                 9,964         10,637
06/30/1995           10,299                 9,836         10,544
07/31/1995           10,389                 9,921         10,644
08/31/1995           10,465                 9,994         10,779
09/30/1995           10,541                10,067         10,847
10/31/1995           10,689                10,208         11,005
11/30/1995           10,866                10,377         11,187
12/31/1995           10,949                10,456         11,295
01/31/1996           11,036                10,539         11,380
02/29/1996           10,969                10,476         11,303
03/31/1996           10,844                10,356         11,159
04/30/1996           10,821                10,334         11,127
05/31/1996           10,812                10,326         11,123
06/30/1996           10,936                10,444         11,244
07/31/1996           11,016                10,520         11,346
08/31/1996           11,007                10,512         11,343
09/30/1996           11,192                10,688         11,502
10/31/1996           11,318                10,809         11,632
11/30/1996           11,490                10,973         11,845
12/31/1996           11,456                10,940         11,795
01/31/1997           11,468                10,951         11,817
02/28/1997           11,569                11,049         11,926
03/31/1997           11,422                10,908         11,767
04/30/1997           11,505                10,988         11,865
05/31/1997           11,636                11,112         12,044
06/30/1997           11,797                11,266         12,172
07/31/1997           12,116                11,571         12,509
08/31/1997           12,044                11,502         12,392
09/30/1997           12,145                11,598         12,539
10/31/1997           12,230                11,680         12,620
11/30/1997           12,268                11,716         12,694
12/31/1997           12,438                11,878         12,879
01/31/1998           12,592                12,026         13,012
02/28/1998           12,630                12,062         13,016
03/31/1998           12,650                12,081         13,028
04/30/1998           12,590                12,023         12,969
05/31/1998           12,725                12,153         13,174
06/30/1998           12,779                12,204         13,226
07/31/1998           12,801                12,225         13,259
08/31/1998           12,971                12,387         13,464
09/30/1998           13,075                12,487         13,632
10/31/1998           13,030                12,444         13,631
11/30/1998           13,086                12,497         13,679
12/31/1998           13,101                12,511         13,714
01/31/1999           13,229                12,634         13,877
02/28/1999           13,202                12,608         13,816
03/31/1999           13,207                12,613         13,835
04/30/1999           13,247                12,650         13,870
05/31/1999           13,200                12,606         13,789
06/30/1999           13,050                12,463         13,591
07/31/1999           13,090                12,501         13,641
08/31/1999           12,956                12,373         13,531
09/30/1999           12,961                12,378         13,537
10/31/1999           12,774                12,199         13,390
11/30/1999           12,894                12,313         13,533
12/31/1999           12,740                12,166         13,432
01/31/2000           12,672                12,101         13,373
02/29/2000           12,812                12,235         13,529
03/31/2000           13,009                12,423         13,824
04/30/2000           12,937                12,355         13,743
05/31/2000           12,901                12,320         13,671
06/30/2000           13,136                12,545         14,033
07/31/2000           13,282                12,684         14,229
08/31/2000           13,465                12,859         14,448
09/30/2000           13,428                12,824         14,373
10/31/2000           13,539                12,929         14,530
11/30/2000           13,631                13,018         14,639
12/31/2000           13,856                13,232         15,001
01/31/2001           13,952                13,325         15,150
02/28/2001           13,974                13,345         15,198
03/31/2001           14,089                13,455         15,334
04/30/2001           13,939                13,312         15,168
05/31/2001           14,072                13,438         15,331
06/30/2001           14,185                13,546         15,434
07/31/2001           14,433                13,783         15,662
08/31/2001           14,663                14,003         15,920
09/30/2001           14,411                13,762         15,867
10/31/2001           14,605                13,948         16,056
11/30/2001           14,448                13,798         15,921
12/31/2001           14,271                13,629         15,770
01/31/2002           14,505                13,852         16,044
02/28/2002           14,701                14,040         16,237
03/31/2002           14,460                13,809         15,919
04/30/2002           14,696                14,035         16,230
05/31/2002           14,772                14,107         16,328
06/30/2002           14,909                14,238         16,501
07/31/2002           15,005                14,330         16,713
08/31/2002           15,122                14,441         16,914
09/30/2002           15,363                14,672         17,285
10/31/2002           14,973                14,299         16,998
11/30/2002           14,949                14,276         16,927
12/31/2002           15,314                14,625         17,285
01/31/2003           15,122                14,441         17,241
02/28/2003           15,344                14,653         17,482
03/31/2003           15,336                14,646         17,492
04/30/2003           15,472                14,775         17,608
05/31/2003           15,857                15,144         18,020
06/30/2003           15,824                15,112         17,944
07/31/2003           15,138                14,457         17,316
08/31/2003           15,297                14,609         17,445
09/30/2003           15,753                15,038         17,958
            -------------------------------

                              AVERAGE ANNUAL TOTAL RETURNS -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                            9 MONTHS  1 YEAR  5 YEARS  10 YEARS
                                            --------  ------  -------  --------

Class A (Inception 5/9/77)

Net Asset Value/1/                              2.88%   2.55%    3.80%     4.65%
With Maximum Sales Charge/2/                   -1.75   -2.13     2.85      4.16

Class B (Inception 9/13/93)

Net Asset Value/1/                              2.16    1.78     3.03      3.87
With CDSC/4/                                   -2.82   -3.13     2.69      3.87

COMPARATIVE PERFORMANCE                     9 MONTHS  1 YEAR  5 YEARS  10 YEARS
-----------------------                     --------  ------  -------  --------
Lehman Brothers Muncipal Bond Index/3/          3.89%   3.89%    5.67%     6.03%
Morningstar Muni National Long Fund Avg./5/     3.31    2.82     4.25      4.98
Lipper General Municipal Debt Funds Avg./6/     3.31    2.90     4.23      4.94

                                                 YIELDS AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                             CLASS A   CLASS B
                                             -------   -------
SEC 30-day yield/7/                             3.77%     3.22%
Taxable equivalent yield/8/                     5.80      4.95

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

* Other classes of shares are available for which performance, fees, and expenses will differ.

                                              PORTFOLIO AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                                  CREDIT QUALITY

                              [CHART APPEARS HERE]

                  Aaa      Aa     A     Baa    Ca and Not Rated
                 -----    ----   ----   ----   ----------------
                  53.6%   17.6%   4.7%  14.6%               9.5%

                               Average quality: Aa

Credit quality is based on bond ratings from Moody's Investors Service

                                                              EFFECTIVE MATURITY

                              [CHART APPEARS HERE]

                   1 year   1-5 years  5-10 years  10+ years
                   ------   ---------  ----------  ---------
                      7.1%       14.0%       59.0%      19.9%

                     Average effective maturity: 9.7 years

See page 5 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman Brothers Municipal Bond Index is an unmanaged composite measure of the performance of the municipal bond market.
/4/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares.
/5/ Morningstar Muni National Long Fund Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/6/ Lipper General Municipal Debt Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
/7/ SEC yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/8/ Taxable equivalent yield is based on the maximum federal income tax bracket of 35%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains distributions, if any, are subject to the capital gains tax.
                                                                               4

                    LOOMIS SAYLES TAX FREE INCOME FUNDS RISKS

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because these funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

Any mutual fund investment involves risk. The following notes describe some of the risks of the CDC Nvest Funds discussed in this report. These risks may affect the value of your investment. See the funds' prospectus for details.

THE FUNDS

Loomis Sayles Massachusetts Tax Free Income Fund concentrates its assets in municipal bonds issued in Massachusetts. The fund may invest a portion of assets in lower-rated bonds. Some income may be subject to federal and Massachusetts state taxes.

Loomis Sayles Municipal Income Fund invests primarily in municipal securities issued by state and local governments. Some income may be subject to federal and state taxes.

THE RISKS

Lower-quality bonds offer higher yields than high-quality bonds in return for more risks. These risks include a greater risk of default than higher-quality issues and greater risk of loss of principal.

U.S. government securities are guaranteed if held to maturity, but mutual funds that invest in these securities are not guaranteed. The value of fund shares will fluctuate and you may have a gain or a loss when you sell your shares.

State-specific mutual funds focus investments in a single state, so the fund's income level and/or the value of fund shares may rise or fall to reflect the state's financial strength; a fund that owns securities issued in different states is able to diversify risks.

Capital gains distributions, if any, are fully taxable.

Alternative Minimum Tax (AMT) may apply to certain shareholders who receive large amounts of income from tax-free investments.

Changes in interest rates can affect the value of fund shares. The value of fixed-income securities generally goes down when interest rates rise and goes up when rates decline.

Principal and interest payments on insured bonds are backed by an insurance company if held to maturity, but mutual funds that invest in these securities are not insured. The fund's dividend rate and the value of its shares will fluctuate and you may have a gain or a loss when you sell your shares.

                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS

Investments as of September 30, 2003

    PRINCIPAL
     AMOUNT      DESCRIPTION                                              VALUE(a)
---------------------------------------------------------------------------------------
TAX EXEMPT OBLIGATIONS -- 94.8% OF TOTAL NET ASSETS
                 GUAM AIRPORT AUTHORITY -- 1.7%
  $  1,500,000   Airport Authority Revenue Bond Series B,
                 6.600%, 10/01/2010 ..................................   $   1,538,250
                                                                         -------------
                 MARTHA'S VINEYARD, MA,
                 LAND BANK REVENUE -- 1.1%
     1,000,000   5.000%, 5/01/2032, (AMBAC insured) ..................       1,010,090
                                                                         -------------
                 MASSACHUSETTS BAY
                 TRANSPORTATION AUTHORITY -- 6.1%
     3,000,000   Assessment Series A,
                 5.250%, 7/01/2030 ...................................       3,086,970
     2,500,000   Series A,
                 5.000%, 7/01/2032 ...................................       2,523,150
                                                                         -------------
                                                                             5,610,120
                                                                         -------------
                 MASSACHUSETTS STATE -- 5.4%
     4,000,000   State Refunding Series A,
                 6.500%, 11/01/2014, (AMBAC insured) ................        4,992,760
                                                                         -------------
                 MASSACHUSETTS STATE DEVELOPMENT
                 FINANCE AGENCY -- 18.8%
     2,500,000   Cambridge Street Development Series A,
                 5.125%, 2/01/2034, (MBIA insured) ...................       2,541,625
     2,505,000   Concord-Assabet Family Services,
                 5.900%, 11/01/2018 ..................................       1,983,083
     3,000,000   Health Care Facility Alliance,
                 7.100%, 7/01/2032 ...................................       2,882,010
     4,000,000   Mount Holyoke College,
                 5.250%, 7/01/2031 ...................................       4,115,200
     2,800,000   Refunding Springfield Resource Recovery-A,
                 5.625%, 6/01/2019 ...................................       2,910,264
     1,100,000   Visual and Performing Arts,
                 6.000%, 8/01/2021 ...................................       1,314,434
     1,610,000   WGBH Educational Foundation Series A,
                 5.375%, 1/01/2042, (AMBAC insured) ..................       1,667,574
                                                                         -------------
                                                                            17,414,190
                                                                         -------------
                 MASSACHUSETTS STATE HEALTH &
                 EDUCATIONAL FACILITIES AUTHORITY -- 32.6%
     1,160,000   Baystate Medical Center Series F,
                 5.700%, 7/01/2027 ...................................       1,199,811
     1,500,000   Beverly Hospital Rib, Pre-Refunded,
                 10.270%, 6/18/2020, (MBIA insured) (c) ..............       1,728,960
     2,200,000   Catholic Health East,
                 5.500%, 11/15/2032 ..................................       2,206,886
     3,000,000   Dana Farber Series G-1,
                 6.250%, 12/01/2022 ..................................       3,140,940
     3,000,000   Harvard Univerity Series N,
                 6.250%, 4/01/2020 ...................................       3,747,420
     1,200,000   Harvard University Series F,
                 5.125%, 7/15/2037 ...................................       1,229,556
       500,000   Milton Hospital Series C,
                 5.500%, 7/01/2016 ...................................         512,335
     1,000,000   New England Medical Center Series H,
                 5.000%, 5/15/2022, (FGIC insured) ...................       1,033,370
     3,000,000   Nichols College Series C,
                 6.000%, 10/01/2017 ..................................       2,819,250
     2,000,000   Partners Healthcare Systems Series B,
                 5.250%, 7/01/2029 ...................................       2,022,780
     2,500,000   Partners Healthcare Systems Series C,
                 5.750%, 7/01/2021 ...................................       2,665,200
     1,500,000   Tufts University Series I,
                 5.250%, 2/15/2030 ...................................       1,541,385
     1,000,000   University of Massachusetts Project Series C,
                 5.250%, 10/01/2031, (MBIA insured) ..................       1,032,040
     2,000,000   University of Massachusetts Series C,
                 5.125%, 10/01/2034, (FGIC insured) ..................       2,035,740
     2,265,000   Wellesley College Series F,
                 5.125%, 7/01/2039 ...................................       2,300,357
     1,000,000   Williams College Series H,
                 5.000%, 7/01/2033 ...................................       1,009,440
                                                                         -------------
                                                                            30,225,470
                                                                         -------------
                 MASSACHUSETTS STATE HOUSING
                 FINANCE AGENCY -- 2.6%
     1,455,000   Single Family Mortgage Series 21,
                 7.125%, 6/01/2025 ...................................       1,465,389
       910,000   Single Family Mortgage Series 89,
                 5.400%, 12/01/2023 ..................................         930,475
                                                                         -------------
                                                                             2,395,864
                                                                         -------------
                 MASSACHUSETTS STATE INDUSTRIAL
                 FINANCE AGENCY -- 2.4%
     2,000,000   FHA Briscoe House Assisted Living,
                 7.125%, 2/01/2036, (FHA insured) ....................       2,230,480
                                                                         -------------
                 MASSACHUSETTS STATE PORT AUTHORITY -- 3.3%
     1,750,000   Delta Air Lines, Inc. Project Series A,
                 5.500%, 1/01/2019, (AMBAC insured) ..................       1,838,795
     1,200,000   Series A,
                 5.000%, 7/01/2033, (MBIA insured) ...................       1,213,188
                                                                         -------------
                                                                             3,051,983
                                                                         -------------
                 MASSACHUSETTS STATE TURNPIKE AUTHORITY -- 3.2%
     2,950,000   Metropolitan Highway System,
                 Capital Appreciation Senior Series A,
                 5.000%, 1/01/2037, (MBIA insured) ...................       2,958,230
                                                                         -------------
                 MASSACHUSETTS STATE WATER
                 RESOURCES AUTHORITY -- 6.5%
     2,000,000   General Series B,
                 5.125%, 8/01/2027, (MBIA insured) ...................       2,047,820
     3,240,000   Series A,
                 6.500%, 7/15/2019, (FGIC insured) ...................       4,020,808
                                                                         -------------
                                                                             6,068,628
                                                                         -------------
                 NEW ENGLAND EDUCATION LOAN MARKETING -- 3.7%
     3,000,000   Student Loan Revenue Bond Sub-Issue H,
                 6.900%, 11/01/2009 ..................................       3,469,950
                                                                         -------------
                 PUERTO RICO COMMONWEALTH AQUEDUCT &
                 SEWER AUTHORITY -- 4.9%
     3,000,000   Aqueduct & Sewer Authority,
                 6.250%, 7/01/2013 ...................................       3,579,150
       745,000   Aqueduct & Sewer Authority,
                 10.250%, 7/01/2009 ..................................         935,176
                                                                         -------------
                                                                             4,514,326
                                                                         -------------
                 UNIVERSITY OF MASSACHUSETTS BUILDING
                 AUTHORITY -- 2.5%
     2,200,000   SR - Series I
                 5.250%, 11/01/2028, (AMBAC insured) .................       2,282,654
                                                                         -------------
                 Total Tax Exempt Obligations
                 (Cost $84,325,614) ..................................      87,762,995
                                                                         -------------

                 See accompanying notes to financial statements.

                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                       SCHEDULE OF INVESTMENTS (continued)

Investments as of September 30, 2003

   PRINCIPAL
     AMOUNT     DESCRIPTION                                                VALUE(a)
--------------------------------------------------------------------------------------
SHORT TERM INVESTMENT -- 2.6% OF TOTAL NET ASSETS
$    2,428,204  Repurchase Agreement with Investors Bank &
                Trust Co. dated 9/30/2003 at 0.75% to be
                repurchased at $2,428,255 on 10/01/2003,
                collateralized by $2,463,126 Federal Home
                Loan Mortgage Bond, 3.77%, due 2/01/2026
                valued at $2,549,793 ...............................     $   2,428,204
                                                                         -------------
                Total Short Term Investment
                (Cost $2,428,204) ..................................         2,428,204
                                                                         -------------
                Total Investments - 97.4%
                (Identified Cost $86,753,818) (b) ..................        90,191,199
                Other assets less liabilities ......................         2,361,541
                                                                         -------------
                Total Net Assets - 100.0% ..........................     $  92,552,740
                                                                         =============

(a)  See Note 2a of Notes to Financial Statements.

(b)  Federal Tax Information:
     At September 30, 2003, the net unrealized appreciation on investments based on cost of $86,752,908 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost .............    $   4,448,631
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost
     over value .....................................................       (1,010,340)
                                                                         -------------
     Net unrealized appreciation ....................................    $   3,438,291
                                                                         =============

     At September 30, 2003, the Fund had a capital loss carryover of approximately $2,539,647 of which $1,419,707 expires on December 31, 2007, $116,500 expires on December 31, 2008 and $1,003,440 expires on December 31, 2010. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     At September 30, 2003, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $154,869 in undistributed ordinary income and $0 in undistributed long-term gains.

(c)  Inverse floating rate security.

AMBAC    American Municipal Bond Assurance Corp.
FGIC     Financial Guarantee Insurance Company
FHA      Federal Housing Administration
MBIA     Municipal Bond Investors Assurance Corp.
Rib      Residual interest bond

HOLDINGS BY REVENUE SOURCE AT SEPTEMBER 30, 2003
(unaudited)

                                   % of Net Assets
                                   ---------------
   University                            14.2
   Water                                 11.4
   College                               11.1
   Financial                              8.1
   Hospital                               8.0
   Mass Transit                           4.9
   Student Loan                           3.8
   Airport                                3.7
   Special Assessment                     3.3
   Turnpike                               3.2
   Pooled Funds                           3.2
   Nursing Home                           3.1
   Health                                 2.9
   Hospital System Bonds                  2.9
   Financial Services                     2.6
   Single-Family                          2.6
   Assisted Living                        2.4
   Other, less than 2% each               6.0

                 See accompanying notes to financial statements.

          LOOMIS SAYLES MUNICIPAL INCOME FUND -- SCHEDULE OF INVESTMENTS

Investments as of September 30, 2003

    PRINCIPAL
     AMOUNT      DESCRIPTION                                               VALUE(a)
--------------------------------------------------------------------------------------
TAX EXEMPT OBLIGATIONS -- 96.0% OF TOTAL NET ASSETS
                 CALIFORNIA -- 7.8%
  $    500,000   California Department of Water Resources,
                 5.875%, 5/01/2016 ...................................   $     561,505
     2,000,000   California State,
                 5.000%, 10/01/2032 ..................................       1,929,220
     2,500,000   California State,
                 5.000%, 2/01/2029, (MBIA insured) ...................       2,515,325
     2,000,000   California State,
                 5.125%, 6/01/2027 ...................................       1,990,560
       100,000   Golden State Tobacco Securitization Corp.,
                 5.750%, 6/01/2021 ...................................         105,502
       250,000   Golden State Tobacco Securitization Corp.,
                 5.750%, 6/01/2022 ...................................         263,215
       250,000   Golden State Tobacco Securitization Corp.,
                 5.750%, 6/01/2023 ...................................         262,142
     3,000,000   Sacramento, CA, Power Authority,
                 6.000%, 7/01/2022 ...................................       3,136,050
                                                                         -------------
                                                                            10,763,519
                                                                         -------------
                 COLORADO -- 1.5%
     2,000,000   Denver, CO, City & County Airport,
                 5.250%, 11/15/2023, (MBIA insured) ..................       2,071,380
                                                                         -------------
                 DISTRICT OF COLUMBIA -- 3.9%
     5,280,000   Metropolitan Washington D.C. Airports Authority,
                 5.125%, 10/01/2029, (FGIC insured) ..................       5,320,656
                                                                         -------------
                 FLORIDA -- 2.3%
     3,000,000   Escambia County, FL, Pollution Control,
                 6.900%, 8/01/2022 ...................................       3,129,000
                                                                         -------------
                 ILLINOIS -- 11.1%
     3,400,000   Chicago, IL, Neighborhoods Alive 21,
                 5.000%, 1/01/2041, (FGIC insured) ...................       3,432,538
     2,500,000   Chicago, IL, O'Hare International Airport,
                 6.100%, 11/01/2035 (c) ..............................         547,150
     2,780,000   Illinois Educational Facilities Authority,
                 University of Chicago,
                 5.000%, 7/01/2033 ...................................       2,789,091
     3,000,000   Illinois Educational Facilities Authority,
                 University of Chicago,
                 5.125%, 7/01/2038 ...................................       3,018,960
     1,750,000   Illinois State,
                 5.400%, 12/01/2020, (MBIA insured) ..................       1,887,655
     3,500,000   Metropolitan Pier & Exposition Authority,
                 5.250%, 6/15/2042, (MBIA insured) ...................       3,605,420
                                                                         -------------
                                                                            15,280,814
                                                                         -------------
                 INDIANA -- 5.3%
     2,000,000   Indiana Transportation Finance Authority,
                 5.375%, 12/01/2025 ..................................       2,088,540
     5,000,000   Indianapolis, IN, Local Public Improvement Bond Bank,
                 5.250%, 7/01/2033, (MBIA insured) ...................       5,174,200
                                                                         -------------
                                                                             7,262,740
                                                                         -------------
                 MASSACHUSETTS -- 3.0%
     1,145,000   Massachusetts Housing Finance Agency,
                 6.600%, 12/01/2026 ..................................       1,181,548
     1,000,000   Massachusetts Port Authority,
                 5.000%, 7/01/2033, (MBIA insured) ...................       1,010,990
     2,000,000   Massachusetts Turnpike Authority,
                 5.000%, 1/01/2039, (AMBAC insured) ..................       2,005,860
                                                                         -------------
                                                                             4,198,398
                                                                         -------------
                 MICHIGAN -- 5.9%
     2,850,000   Michigan Hospital Finance Authority,
                 Henry Ford Health System,
                 5.500%, 3/01/2014 ...................................       3,054,915
     5,000,000   University of Michigan,
                 5.250%, 12/01/2020 ..................................       5,156,100
                                                                         -------------
                                                                             8,211,015
                                                                         -------------
                 MISSISSIPPI -- 3.8%
     2,000,000   Lowndes County, MS, Solid Waste
                 Disposal & Pollution Control,
                 6.700%, 4/01/2022 ...................................       2,299,300
     2,500,000   Lowndes County, MS, Solid Waste
                 Disposal & Pollution Control,
                 6.800%, 4/01/2022 ...................................       2,903,175
                                                                         -------------
                                                                             5,202,475
                                                                         -------------
                 NEW JERSEY -- 0.7%
     1,000,000   New Jersey Health Care Facilities Financing Authority,
                 Catholic Health East,
                 5.375%, 11/15/2033 ..................................       1,013,650
                                                                         -------------
                 NEW YORK -- 12.5%
     1,500,000   New York City, NY,
                 6.000%, 5/15/2030 ...................................       1,629,555
     2,000,000   New York City, NY,
                 6.000%, 1/15/2020 ...................................       2,224,560
     3,000,000   New York Dormitory Authority,
                 5.500%, 5/15/2013 ...................................       3,408,930
     2,740,000   New York Dormitory Authority,
                 5.750%, 7/01/2013 ...................................       3,160,891
     1,700,000   Port Authority of New York & New Jersey,
                 7.000%, 10/01/2007 ..................................       1,793,874
     5,000,000   Triborough Bridge & Tunnel Authority,
                 5.000%, 1/01/2032 ...................................       5,030,350
                                                                         -------------
                                                                            17,248,160
                                                                         -------------
                 NORTH CAROLINA -- 1.0%
     1,300,000   North Carolina Eastern Municipal Power Agency,
                 5.500%, 1/01/2012 ...................................       1,414,088
                                                                         -------------
                 OREGON -- 3.0%
     4,000,000   Western Generation Agency,
                 7.400%, 1/01/2016 ...................................       4,078,560
                                                                         -------------
                 PENNSYLVANIA -- 12.3%
     3,300,000   Lehigh County, PA, General Purpose Authority,
                 Saint Luke's Hospital of Bethlehem,
                 5.250%, 8/15/2023 ...................................       3,212,022
     3,000,000   Pennsylvania Economic Development Financing Authority,
                 6.600%, 1/01/2019 ...................................       3,027,540
     3,000,000   Pennsylvania Economic Development Financing Authority,
                 7.600%, 12/01/2024 ..................................       3,180,540
     5,000,000   Pennsylvania Industrial Development Authority,
                 5.500%, 7/01/2019, (AMBAC insured) ..................       5,554,150
     2,000,000   Pennsylvania Turnpike Commission,
                 5.000%, 7/15/2041, (AMBAC insured) ..................       2,011,200
                                                                         -------------
                                                                            16,985,452
                                                                         -------------
                 PUERTO RICO -- 1.6%
     2,000,000   Puerto Rico Infrastructure Financing Authority,
                 5.500%, 10/01/2040 ..................................       2,178,780
                                                                         -------------
                 SOUTH CAROLINA -- 2.3%
     3,000,000   Greenville County, SC, School District,
                 5.500%, 12/01/2028 ..................................       3,137,820
                                                                         -------------

                 See accompanying notes to financial statements.

Investments as of September 30, 2003

   PRINCIPAL
     AMOUNT      DESCRIPTION                                               VALUE (a)
--------------------------------------------------------------------------------------
                 TENNESSEE -- 1.9%
  $  2,500,000   Maury County, TN, Industrial Development Board,
                 Pollution Control,
                 6.500%, 9/01/2024 ...................................   $   2,588,375
                                                                         -------------
                 TEXAS -- 10.6%
     5,000,000   Dallas/Fort Worth, TX, International Airport,
                 5.000%, 11/01/2032, (AMBAC insured) .................       4,963,200
     1,900,000   Denton County, TX,
                 5.125%, 7/15/2026 ...................................       1,937,962
     3,000,000   Houston, TX, Water & Sewer System,
                 5.250%, 12/01/2023, (FGIC insured) ..................       3,108,330
     1,435,000   Katy, TX, Independent School District,
                 5.125%, 2/15/2020 ...................................       1,515,590
     3,000,000   Lewisville, TX, Independent School District,
                 5.250%, 8/15/2027 ...................................       3,113,370
                                                                         -------------
                                                                            14,638,452
                                                                         -------------
                 WASHINGTON -- 5.5%
     2,000,000   Energy Northwest,
                 5.500%, 7/01/2014 ...................................       2,268,540
     3,000,000   Grant County, WA, Public Utility District No. 2,
                 Wanapum Hydroelectric,
                 5.000%, 1/01/2035, (MBIA insured) ...................       3,002,640
     2,250,000   Port of Seattle, WA,
                 5.000%, 4/01/2031, (FGIC insured) ...................       2,264,873
                                                                         -------------
                                                                             7,536,053
                                                                         -------------
                 Total Tax Exempt Obligations
                 (Identified Cost $127,917,760) ......................     132,259,387
                                                                         -------------
SHORT TERM INVESTMENT -- 6.6% OF TOTAL NET ASSETS
     9,114,501   Repurchase Agreement with Investors Bank & Trust Co.
                 dated 9/30/2003 at 0.75% to be repurchased at
                 $9,114,691 on 10/01/2003, collateralized by
                 $9,534,646 Federal National Mortgage Association
                 Bond, 1.62%, due 11/25/2030 valued at $9,573,702 ....       9,114,501
                                                                         -------------
                 Total Short Term Investment
                 (Cost $9,114,501) ...................................       9,114,501
                                                                         -------------
                 Total Investments -- 102.6%
                 (Identified Cost $137,032,261) (b) ..................     141,373,888
                 Other assets less liabilities .......................      (3,584,211)
                                                                         -------------
                 Total Net Assets -- 100.0% ..........................   $ 137,789,677
                                                                         =============

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At September 30, 2003, the net unrealized appreciation on investments based on cost of $136,677,988 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value
     over tax cost ...................................................   $   6,407,360
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost
     over value ......................................................      (1,711,460)
                                                                         -------------
     Net unrealized appreciation .....................................   $   4,695,900
                                                                         =============

     At September 30, 2003, the Fund had a capital loss carryover of approximately $1,700,392 of which expires on December 31, 2007.
     This may be available to offset future realized capital gains, if any, to the extent provided by regulations.
     At September 30, 2003, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $505,752 in undistributed ordinary income and $0 in undistributed long-term gains.
(c)  Non-income producing security.

AMBAC    American Municipal Bond Assurance Corp.
FGIC     Financial Guarantee Insurance Company
MBIA     Municipal Bond Investors Assurance Corp.

HOLDINGS BY REVENUE SOURCE AT SEPTEMBER 30, 2003 (unaudited)

                                 % of Net Assets
                                 ---------------
     Various Purpose                  14.0
     University                       12.7
     Improvement                       9.5
     Financial Services                6.6
     Solid Waste Disposal              6.1
     Water                             6.0
     Airport                           5.1
     Pooled Funds                      4.1
     Financial                         4.0
     Insured                           3.9
     Electric                          3.1
     Paper/Forest Products             3.0
     Turnpike                          2.9
     Development                       2.6
     Hospital                          2.3
     Public Power/Utility              2.3
     Hospital System Bonds             2.2
     Mining                            2.2
     Public Utility District           2.2
     Other, less than 2% each          7.8

                 See accompanying notes to financial statements.

                       STATEMENTS OF ASSETS & LIABILITIES

September 30, 2003

                                                                     MASSACHUSETTS
                                                                    TAX FREE INCOME     MUNICIPAL INCOME
                                                                         FUND                 FUND
                                                                    ---------------     ----------------
ASSETS
     Investments at cost ........................................   $    86,753,818     $    137,032,261
     Net unrealized appreciation ................................         3,437,381            4,341,627
                                                                    ---------------     ----------------
         Investments at value ...................................        90,191,199          141,373,888
     Receivable for Fund shares sold ............................             3,693               24,986
     Receivable for securities sold .............................         1,326,000                   --
     Interest receivable ........................................         1,491,135            2,000,596
                                                                    ---------------     ----------------
         TOTAL ASSETS ...........................................        93,012,027          143,399,470
                                                                    ---------------     ----------------
LIABILITIES
     Payable for securities purchased ...........................                --            5,246,021
     Payable for Fund shares redeemed ...........................           141,174               70,679
     Dividends payable ..........................................            83,120               89,686
     Management fees payable ....................................           139,541               52,336
     Deferred Trustees' fees ....................................            29,398               70,562
     Transfer agent fees payable ................................            13,707               19,700
     Accounting and administrative fees payable .................             6,004                8,911
     Other accounts payable and accrued expenses ................            46,343               51,898
                                                                    ---------------     ----------------
         TOTAL LIABILITIES ......................................           459,287            5,609,793
                                                                    ---------------     ----------------
NET ASSETS ......................................................   $    92,552,740     $    137,789,677
                                                                    ===============     ================
NET ASSETS CONSIST OF:
     Paid in capital ............................................   $    91,780,718     $    135,404,303
     Undistributed (overdistributed) net investment income ......            19,469              147,016
     Accumulated net realized gain (loss) on investments ........        (2,684,828)          (2,103,269)
     Net unrealized appreciation (depreciation) of investments ..         3,437,381            4,341,627
                                                                    ---------------     ----------------
NET ASSETS ......................................................   $    92,552,740     $    137,789,677
                                                                    ===============     ================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
     Class A shares:
         Net assets .............................................   $    86,367,598     $    126,905,761
                                                                    ===============     ================
         Shares of beneficial interest ..........................         5,263,294           17,134,007
                                                                    ===============     ================
         Net asset value and redemption price per share .........   $         16.41     $           7.41
                                                                    ===============     ================
         Offering price per share ...............................   $         17.14     $           7.76
                                                                    ===============     ================
     Class B shares: (redemption price is equal to net asset
      value less any applicable contingent deferred sales
      charges)
         Net assets .............................................   $     6,185,142     $     10,883,916
                                                                    ===============     ================
         Shares of beneficial interest ..........................           377,778            1,468,214
                                                                    ===============     ================
         Net asset value and offering price per share ...........   $         16.37     $           7.41
                                                                    ===============     ================

                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS

                                                                       MASSACHUSETTS TAX FREE              MUNICIPAL INCOME
                                                                             INCOME FUND                         FUND
                                                                   ------------------------------   ------------------------------
                                                                   FOR THE PERIOD                   FOR THE PERIOD
                                                                   JANUARY 1, 2003                  JANUARY 1, 2003
                                                                       THROUGH        YEAR ENDED        THROUGH        YEAR ENDED
                                                                    SEPTEMBER 30,    DECEMBER 31,    SEPTEMBER 30,    DECEMBER 31,
                                                                        2003             2002            2003             2002
                                                                   ---------------   ------------   ---------------   ------------
INVESTMENT INCOME
     Interest ...................................................  $     3,800,868   $  5,446,946   $     5,533,365   $  8,578,121
                                                                   ---------------   ------------   ---------------   ------------
     Expenses
         Management fees ........................................          424,577        590,987           488,937        686,999
         Service and distribution fees - Class A ................          230,730        318,340           242,276        341,958
         Service and distribution fees - Class B ................           48,402         75,554            85,415        130,927
         Trustees' fees and expenses ............................           17,668         10,181            27,357          7,960
         Accounting and administrative ..........................           57,630         56,477            85,899         85,701
         Custodian ..............................................           27,827         52,516            29,161         57,233
         Transfer agent .........................................          121,454        189,599           173,510        278,149
         Audit and tax services .................................           39,318         35,479            34,874         37,479
         Legal ..................................................            8,356          8,488            11,227         12,852
         Shareholder reporting ..................................           17,188          5,606            21,731          5,525
         Registration ...........................................           11,794         14,351            20,528         26,963
         Miscellaneous ..........................................            6,582          6,728             8,048          8,648
                                                                   ---------------   ------------   ---------------   ------------
     Total expenses .............................................        1,011,526      1,364,306         1,228,963      1,680,394
                                                                   ---------------   ------------   ---------------   ------------
     Net investment income ......................................        2,789,342      4,082,640         4,304,402      6,897,727
                                                                   ---------------   ------------   ---------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Realized gain (loss) on:
         Investments - net ......................................          877,919       (916,633)        1,148,331      2,710,093
     Change in unrealized appreciation (depreciation) of:
         Investments - net ......................................         (851,243)     4,433,497        (1,633,204)       872,708
                                                                   ---------------   ------------   ---------------   ------------
     Net realized and unrealized gain (loss) on investments .....           26,676      3,516,864          (484,873)     3,582,801
                                                                   ---------------   ------------   ---------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .  $     2,816,018   $  7,599,504   $     3,819,529   $ 10,480,528
                                                                   ===============   ============   ===============   ============

                 See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                    MASSACHUSETTS TAX FREE
                                                         INCOME FUND                              MUNICIPAL INCOME FUND
                                    ---------------------------------------------  ----------------------------------------------
                                    FOR THE PERIOD                                 FOR THE PERIOD
                                    JANUARY 1, 2003                                JANUARY 1, 2003
                                        THROUGH        YEAR ENDED   YEAR ENDED         THROUGH        YEAR ENDED     YEAR ENDED
                                     SEPTEMBER 30,    DECEMBER 31,  DECEMBER 31,    SEPTEMBER 30,    DECEMBER 31,    DECEMBER 31,
                                         2003             2002          2001            2003             2002           2001
                                    ---------------   ------------  -------------  ---------------  --------------  -------------
FROM OPERATIONS:
  Net investment income ........... $     2,789,342   $  4,082,640  $   4,627,821  $     4,304,402  $    6,897,727  $   7,609,976
  Net realized gain (loss) on
  investments .....................         877,919       (916,633)       776,917        1,148,331       2,710,093      1,576,039
  Net change in unrealized
  appreciation (depreciation) of
  investments .....................        (851,243)     4,433,497     (2,286,354)      (1,633,204)        872,708     (4,432,914)
                                    ---------------   ------------  -------------  ---------------  --------------  -------------
  Increase in net assets resulting
  from operations .................       2,816,018      7,599,504      3,118,384        3,819,529      10,480,528      4,753,101
                                    ---------------   ------------  -------------  ---------------  --------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class A .......................      (2,628,195)    (3,827,503)    (4,279,023)      (4,027,619)     (6,303,086)    (6,957,695)
    Class B .......................        (161,498)      (276,899)      (346,489)        (290,127)       (507,956)      (613,563)
                                    ---------------   ------------  -------------  ---------------  --------------  -------------
                                         (2,789,693)    (4,104,402)    (4,625,512)      (4,317,746)     (6,811,042)    (7,571,258)
                                    ---------------   ------------  -------------  ---------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
DERIVED
FROM CAPITAL SHARE TRANSACTIONS ...      (6,268,959)    (2,388,573)    (1,303,920)      (7,043,056)    (10,738,646)    (1,840,581)
                                    ---------------   ------------  -------------  ---------------  --------------  -------------
Total increase (decrease) in net
 assets ...........................      (6,242,634)     1,106,529     (2,811,048)      (7,541,273)     (7,069,160)    (4,658,738)
NET ASSETS
  Beginning of period .............      98,795,374     97,688,845    100,499,893      145,330,950     152,400,110    157,058,848
                                    ---------------   ------------  -------------  ---------------  --------------  -------------
  End of period ................... $    92,552,740   $ 98,795,374  $  97,688,845  $   137,789,677  $  145,330,950  $ 152,400,110
                                    ===============   ============  =============  ===============  ==============  =============
UNDISTRIBUTED (OVERDISTRIBUTED)
NET INVESTMENT INCOME ............. $        19,469   $     19,970  $      41,608  $       147,016  $      146,768  $     172,699
                                    ===============   ============  =============  ===============  ==============  =============

                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                                     INCOME (LOSS) FROM INVESTMENT OPERATIONS:          LESS DISTRIBUTIONS:
                                                     -----------------------------------------    -------------------------------
                                         NET ASSET
                                          VALUE,                   NET REALIZED                      DIVIDENDS      DISTRIBUTIONS
                                         BEGINNING      NET       AND UNREALIZED    TOTAL FROM         FROM           FROM NET
                                            OF       INVESTMENT   GAIN (LOSS) ON    INVESTMENT    NET INVESTMENT      REALIZED
                                        THE PERIOD     INCOME       INVESTMENTS     OPERATIONS        INCOME        CAPITAL GAINS
                                        ----------   ----------   --------------    ----------    --------------    -------------
MASSACHUSETTS TAX FREE INCOME FUND

   CLASS A
   9/30/2003(e)                         $    16.40    $    0.49     $    0.01       $    0.50        $   (0.49)       $      --
   12/31/2002                                15.82         0.67          0.59            1.26            (0.68)              --
   12/31/2001 (d)                            16.06         0.75         (0.24)           0.51            (0.75)              --
   12/31/2000                                15.48         0.82          0.57            1.39            (0.81)              --
   12/31/1999                                17.02         0.82         (1.50)          (0.68)           (0.83)           (0.03)
   12/31/1998                                17.13         0.86         (0.04)           0.82            (0.85)           (0.08)

   CLASS B
   9/30/2003(e)                              16.36         0.41          0.01            0.42            (0.41)              --
   12/31/2002                                15.78         0.57          0.58            1.15            (0.57)              --
   12/31/2001 (d)                            16.03         0.64         (0.24)           0.40            (0.65)              --
   12/31/2000                                15.45         0.71          0.58            1.29            (0.71)              --
   12/31/1999                                16.98         0.71         (1.49)          (0.78)           (0.72)           (0.03)
   12/31/1998                                17.09         0.74         (0.03)           0.71            (0.74)           (0.08)

MUNICIPAL INCOME FUND

   CLASS A
   9/30/2003(e)                         $     7.43    $    0.23     $   (0.02)      $    0.21        $   (0.23)       $      --
   12/31/2002                                 7.25         0.34          0.18            0.52            (0.34)              --
   12/31/2001 (d)                             7.39         0.36         (0.14)           0.22            (0.36)              --
   12/312000                                  7.17         0.40          0.21            0.61            (0.39)              --
   12/31/1999                                 7.76         0.39         (0.59)          (0.20)           (0.39)              --
   12/31/1998                                 7.75         0.39          0.01            0.40            (0.39)              --

   CLASS B
   9/30/2003(e)                               7.44         0.19         (0.03)           0.16            (0.19)              --
   12/31/2002                                 7.25         0.29          0.19            0.48            (0.29)              --
   12/31/2001 (d)                             7.39         0.31         (0.14)           0.17            (0.31)              --
   12/31/2000                                 7.17         0.35          0.21            0.56            (0.34)              --
   12/31/1999                                 7.76         0.33         (0.59)          (0.26)           (0.33)              --
   12/31/1998                                 7.75         0.33          0.01            0.34            (0.33)              --

                                        LESS DISTRIBUTIONS:
                                        -------------------
                                                              NET ASSET
                                                                VALUE,         TOTAL
                                               TOTAL            END OF         RETURN
                                           DISTRIBUTIONS      THE PERIOD      (%) (a)
                                           -------------      ----------     ---------
MASSACHUSETTS TAX FREE INCOME FUND

   CLASS A
   9/30/2003(e)                             $    (0.49)       $   16.41        3.1
   12/31/2002                                    (0.68)           16.40        8.1
   12/31/2001 (d)                                (0.75)           15.82        3.2(b)
   12/31/2000                                    (0.81)           16.06        9.3(b)
   12/31/1999                                    (0.86)           15.48       (4.1)(b)
   12/31/1998                                    (0.93)           17.02        4.9(b)

   CLASS B
   9/30/2003(e)                                  (0.41)           16.37        2.6
   12/31/2002                                    (0.57)           16.36        7.4
   12/31/2001 (d)                                (0.65)           15.78        2.5(b)
   12/31/2000                                    (0.71)           16.03        8.6(b)
   12/31/1999                                    (0.75)           15.45       (4.7)(b)
   12/31/1998                                    (0.82)           16.98        4.2(b)

MUNICIPAL INCOME FUND

   CLASS A
   9/30/2003(e)                             $    (0.23)       $    7.41        2.9
   12/31/2002                                    (0.34)            7.43        7.3
   12/31/2001 (d)                                (0.36)            7.25        3.0
   12/312000                                     (0.39)            7.39        8.8
   12/31/1999                                    (0.39)            7.17       (2.8)
   12/31/1998                                    (0.39)            7.76        5.3

   CLASS B
   9/30/2003(e)                                  (0.19)            7.41        2.2
   12/31/2002                                    (0.29)            7.44        6.7
   12/31/2001 (d)                                (0.31)            7.25        2.2
   12/31/2000                                    (0.34)            7.39        8.0
   12/31/1999                                    (0.33)            7.17       (3.5)
   12/31/1998                                    (0.33)            7.76        4.5

                                                                 RATIOS TO AVERAGE NET ASSETS:
                                              ----------------------------------------------------------------
                                                NET ASSETS,
                                                  END OF                        NET INVESTMENT      PORTFOLIO
                                                THE PERIOD         EXPENSES        INCOME           TURNOVER
                                                  (000)             (%)(f)         (%)(f)           RATE (%)
                                              --------------      ----------    --------------     -----------
MASSACHUSETTS TAX FREE INCOME FUND
                                              $       86,368         1.38            3.99                 9
   CLASS A                                            92,053         1.34            4.19                33
   9/30/2003(e)                                       89,376         1.35(c)         4.67                60
   12/31/2002                                         91,785         1.13(c)         5.24                68
   12/31/2001 (d)                                     97,270         1.00(c)         5.02                73
   12/31/2000                                        113,910         1.00(c)         4.93               125
   12/31/1999
   12/31/1998                                          6,185         2.03            3.34                 9
                                                       6,742         1.99            3.54                33
   CLASS B                                             8,313         2.00(c)         4.03                60
   9/30/2003(e)                                        8,715         1.78(c)         4.59                68
   12/31/2002                                          8,874         1.65(c)         4.37                73
   12/31/2001 (d)                                      9,026         1.65(c)         4.28               125
   12/31/2000
   12/31/1999
   12/31/1998

MUNICIPAL INCOME FUND

   CLASS A
   9/30/2003(e)
   12/31/2002                                 $      126,906         1.10            4.14                42
   12/31/2001 (d)                                    133,005         1.06            4.67                33
   12/312000                                         137,852         1.07            4.89                80
   12/31/1999                                        142,539         0.95            5.39               156
   12/31/1998                                        152,829         0.93            5.13               137
                                                     172,643         0.93            5.03                26
   CLASS B
   9/30/2003(e)                                       10,884         1.85            3.39                42
   12/31/2002                                         12,326         1.81            3.92                33
   12/31/2001 (d)                                     14,549         1.82            4.14                80
   12/31/2000                                         14,520         1.70            4.64               156
   12/31/1999                                         15,644         1.68            4.38               137
   12/31/1998                                         15,878         1.68            4.28                26

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B shares are not reflected in total return calculations.
(b) Had certain expenses not been reduced during the period, total returns would have been lower.
(c) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. The effect of this change for the year ended December 31, 2001, for Massachusetts Tax Free Income Fund was to increase the ratio of net investment income to average net assets from 4.66% to 4.67% for Class A shares and from 4.02% to 4.03% for Class B shares. For Municipal Income Fund, the effect of this change was to increase net investment income per share by $.01 and decrease net realized and unrealized gains and losses per share by $.01 for Class A shares and Class B shares, and increase the ratio of net investment income to average net assets from 4.84% to 4.89% for Class A shares and from 4.09% to 4.14% for Class B shares. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e)  For the nine months ended September 30, 2003.
(f)  Computed on an annualized basis for periods less than one year.

                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

For the Period Ended September 30, 2003

1. Organization. CDC Nvest Funds Trust II and Loomis Sayles Funds II (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts. Each Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and, collectively, the "Funds"). Information presented in these financial statements pertains to the tax free income funds of the Trusts, the financial statements of the other Funds of the Trusts are presented in separate reports.

CDC Nvest Funds Trust II:
Loomis Sayles Massachusetts Tax Free Income Fund (the "Massachusetts Tax Free Income Fund"), formerly CDC Nvest Massachusetts Tax Free Income Fund.

Loomis Sayles Funds II:
Loomis Sayles Municipal Income Fund (the "Municipal Income Fund"), formerly CDC Nvest Municipal Income Fund.

In June, 2003 the Board of Trustees of the CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust, CDC Nvest Tax Exempt Money Market Trust and CDC Nvest Companies Trust I (the "CDC Nvest Funds Trusts") approved new Trustees for the Trusts in connection with the integration of the CDC Nvest Funds Trusts with Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts"). This approval resulted in a combined Board of Trustees for the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts.

Each Fund offers Class A and Class B shares. Class A shares of Massachusetts Tax Free Income Fund are sold with a maximum front end sales charge of 4.25%. Class A shares of Municipal Income Fund are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which can not be directly attributed are apportioned based on the relative net assets of each of the Funds in the Trusts.

Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Trustees. The pricing service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser, under the supervision of the Funds' Trustees.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c. Federal Income Taxes. The Trusts treat each Fund as a separate entity for Federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

d. Dividends and Distributions to Shareholders. Dividends are declared daily to shareholders of record and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of market discount. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from short-term capital gains are considered to be ordinary income for tax purposes.

For the Period Ended September 30, 2003

e. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Each Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

f. Other. Each Fund changed its fiscal year end from December 31st to September 30th.

3. Purchases and Sales of Securities. For the nine months ended September 30, 2003, purchases and sales of securities (excluding short-term investments) were as follows:

  Fund                                      Purchases             Sales
----------------------------------       --------------      --------------
Massachusetts Tax Free Income Fund       $    8,713,541      $   17,325,049
Municipal Income Fund                        58,430,439          68,310,938


4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Loomis Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to each of the Funds. Prior to September 1, 2003, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") served as each Fund's investment adviser and Loomis Sayles served as each Fund's subadviser. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable quarterly for Massachusetts Tax Free Income Fund and monthly for Municipal Income Fund, based on each Fund's average daily net assets:

                                                   Percentage of
                                             Average Daily Net Assets
                                         ----------------------------------
                                             First                Over
  Fund                                    $100 million        $100 million
----------------------------------       --------------      --------------
Massachusetts Tax Free Income Fund           0.300%              0.250%
Municipal Income Fund                        0.500%              0.375%

Prior to September 1, 2003, for Massachusetts Tax Free Income Fund, the management fee was 0.600% of the first $100 million of average daily net assets and 0.500% of average daily net assets in excess of $100 million.

For the period ended September 30, 2003, the management fees for each Fund were as follows:

                                           Management     Percentage of Average
  Fund                                        Fee           Daily Net Assets*
----------------------------------       --------------   ---------------------
Massachusetts Tax Free Income Fund        $   402,028           0.568%
Municipal Income Fund                         488,937           0.464%
*Annualized

CDC IXIS Advisers serves as the advisory administrator to Massachusetts Tax Free Income Fund. Under the terms of the advisory administration agreement, effective September 1, 2003, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable quarterly based on the Fund's average daily net assets. Prior to September 1, 2003 these services were included in the management fee arrangements:

                                                   Percentage of
                                             Average Daily Net Assets
                                         ----------------------------------
                                             First                Over
  Fund                                    $100 million        $100 million
----------------------------------       --------------      --------------
Massachusetts Tax Free Income Fund           0.300%              0.250%

For the period ended September 30, 2003, the advisory administration fee for the Fund was as follows:

                                            Advisory      Percentage of Average
  Fund                                 Administration Fee   Daily Net Assets*
----------------------------------     ------------------ ---------------------
Massachusetts Tax Free Income Fund        $    22,549           0.032%
*Annualized

Management and advisory administration fees are combined in the statement of operations as management fees.

For the Period Ended September 30, 2003

Loomis Sayles and CDC IXIS Advisers are wholly-owned subsidiaries of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). Certain officers and directors of Loomis Sayles and CDC IXIS Advisers are also Trustees of the Funds.

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Funds and has subcontracted with Investors Bank & Trust Company ("IBT"), to serve as sub-administrator. Pursuant to an agreement between each of the Trusts, CDC Nvest Funds Trust I, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust, CDC Nvest Tax Exempt Money Market Trust, CDC Nvest Companies Trust I, and CIS each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:


     (1)  Percentage of Eligible Average Daily Net Assets
                First        Next         Over
              $5 billion  $5 billion   $10 billion
                0.0600%     0.0500%      0.0450%

     or

     (2) Each Fund's pro rata portion, based on eligible assets, of the annual aggregate minimum fee of $3.4 million.

For the period ended September 30, 2003, fees paid to CIS for accounting and administrative expense were as follows:

                                           Accounting
                                              And
Fund                                     Administrative
----------------------                   --------------
Massachusetts Tax Free Income Fund         $   57,630
Municipal Income Fund                          85,899

Effective October 1, 2003, each Fund pays its pro rata portion of the accounting and administrative fee allocated based on the combined assets of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts. The rates as a percentage of average daily net assets changed to 0.0675% on the first $5 billion in average daily net assets, 0.0625% on the next $5 billion in average daily net assets and 0.0500% on average daily net assets over $10 billion. The annual aggregate minimum fee changed to $5 million.

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Each Fund pays CIS service fees for servicing shareholder accounts. Class A and Class B pay service fees monthly representing the higher amount based on the following calculations:

     (1) Annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets for Classs A, Class B and Class C of all accounts in load bond funds. Load bond funds consist of all bond funds in the CDC Nvest Funds Trusts, Municipal Income Fund, Loomis Sayles High Income Fund, Loomis Sayles Limited Term U.S. Government Fund, Loomis Sayles Strategic Income Fund and Loomis Sayles Investment Grade Bond Fund.

                   First                Next              Over
                $1.2 billion         $5 billion       $6.2 billion
                ------------         ----------       ------------
                   0.142%               0.135%           0.130%

     or

     (2) An allocated portion, based on eligible assets for the period September 15, 2003 through December 31, 2003, of an aggregate minimum fee of $382,986 (for the period from January 1 through June 30, the annual aggregate minimum fee was $1.5 million. The annual aggregate minimum fee was reduced to $1.3 million on July 1).

     Each Class is subject to a monthly Class minimum of $1,500.

In addition, pursuant to other servicing agreements, shareholders pay service fees to other firms that provide similar services for their own shareholder accounts.

CIS, BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses. For the period ended September 30, 2003, amounts paid to CIS as compensation for its services as transfer agent were as follows:


                                        Transfer Agent
Fund                                         Fee
-----------------------------------     --------------
Massachusetts Tax Free Income Fund        $ 107,952
Municipal Income Fund                       151,736

For the Period Ended September 30, 2003

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to each Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, each Fund pays CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), the Fund's distributor (a wholly owned subsidiary of CDC IXIS North America), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Also under the Class A Plan, Massachusetts Tax Free Income Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.10% of the average daily net assets attributable to the Fund's Class A shares as reimbursement for expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of the Fund's Class A shares.

Under the Class B Plan, each Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts.

Also under the Class B Plan, each Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of Class B shares.

For the period ended September 30, 2003, the Funds paid the following service and distribution fees:

                                         Service Fee         Distribution Fee
                                    ---------------------   --------------------
                                     Class A     Class B     Class A    Class B
                                    ---------   ---------   ---------  ---------
Massachusetts Tax Free Income Fund  $ 164,807   $  12,101   $  65,923  $  36,301
Municipal Income Fund                 242,276      21,354          --     64,061

Commissions (including contingent deferred sales charges) on Fund shares paid to CDC IXIS Distributors by investors in shares of the Funds during the period ended September 30, 2003 were as follows:

      Fund
      ----------------------------------
      Massachusetts Tax Free Income Fund          $    42,637
      Municipal Income Fund                            76,857

e. Trustees Fees and Expenses. The Funds do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Loomis Sayles, CDC IXIS Advisers, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each other Trustee, who is a trustee of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts, receives a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional committee and board meeting, in excess of four meetings per year, at the rate of $1,750 and $4,500, respectively. Trustees who are trustees of the Loomis Sayles Funds Trusts but not the CDC Nvest Funds Trusts receive meeting attendance fees of $5,000 for each meeting of the Board of Trustees attended and receive a retainer fee at the annual rate of $20,000. These fees are allocated to the various CDC Nvest Funds and Loomis Sayles Funds based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other CDC Nvest Funds or Loomis Sayles Funds on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

For the Period Ended September 30, 2003

f. Publishing Services. CIS performs certain desktop publishing services for the Funds. Fees for these services are presented in the statements of operations as shareholder reporting. For the period ended September 30, 2003, amounts paid to CIS as compensation for these services were as follows:

                                Publishing
                                 Services
Fund                               Fees
-----------------------------  -------------
Massachusetts Tax Free Income  $         437
 Fund
Municipal Income Fund                    437

5. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                                    FOR THE PERIOD
                                                                    JANUARY 1, 2003
                                                                        THROUGH                             YEAR ENDED
                                                                  SEPTEMBER 30, 2003                     DECEMBER 31, 2002
                                                          ----------------------------------    ----------------------------------
MASSACHUSETTS TAX FREE INCOME FUND                            SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------   ---------------    ---------------    ---------------    ---------------
CLASS A
   Shares sold ........................................           119,001    $     1,949,577            456,052    $     7,320,365
   Shares issued in connection with the
    reinvestment of:
      Dividends from net investment income ............           115,722          1,900,796            166,936          2,687,820
                                                          ---------------    ---------------    ---------------    ---------------
                                                                  234,723          3,850,373            622,988         10,008,185
   Shares repurchased .................................          (584,421)        (9,550,818)          (659,550)       (10,569,788)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) ............................          (349,698)   $    (5,700,445)           (36,562)   $      (561,603)
                                                          ---------------    ---------------    ---------------    ---------------
CLASS B
   Shares sold ........................................            22,230    $       363,317             40,852    $       652,539
   Shares issued in connection with the
    reinvestment of:
     Dividends from net investment income ............             5,690             93,253              9,320            149,611
                                                          ---------------    ---------------    ---------------    ---------------
                                                                   27,920            456,570             50,172            802,150
   Shares repurchased .................................           (62,206)        (1,025,084)          (164,730)        (2,629,120)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) ............................           (34,286)   $      (568,514)          (114,558)   $    (1,826,970)
                                                          ---------------    ---------------    ---------------    ---------------
   Increase(decrease) derived from capital shares
    transactions ......................................          (383,984)   $    (6,268,959)          (151,120)   $    (2,388,573)
                                                          ===============    ===============    ===============    ===============

                                                                      YEAR ENDED
                                                                   DECEMBER 31, 2001
                                                          ----------------------------------
MASSACHUSETTS TAX FREE INCOME FUND                            SHARES             AMOUNT
-------------------------------------------------------   ---------------    ---------------
CLASS A
   Shares sold ........................................           509,197    $     8,157,232
   Shares issued in connection with the
    reinvestment of:
      Dividends from net investment income ............           187,505          3,002,608
                                                          ---------------    ---------------
                                                                  696,702         11,159,840
   Shares repurchased .................................          (761,186)       (12,187,109)
                                                          ---------------    ---------------
   Net increase (decrease) ............................           (64,484)   $    (1,027,269)
                                                          ---------------    ---------------
CLASS B
   Shares sold ........................................            69,544    $     1,113,757
   Shares issued in connection with the
    reinvestment of:
     Dividends from net investment income ............             11,907            190,203
                                                          ---------------    ---------------
                                                                   81,451          1,303,960
   Shares repurchased .................................           (98,615)        (1,580,611)
                                                          ---------------    ---------------
   Net increase (decrease) ............................           (17,164)   $      (276,651)
                                                          ---------------    ---------------
   Increase(decrease) derived from capital shares
    transactions ......................................           (81,648)   $    (1,303,920)
                                                          ===============    ===============

                                                                    FOR THE PERIOD
                                                                    JANUARY 1, 2003
                                                                        THROUGH                             YEAR ENDED
                                                                  SEPTEMBER 30, 2003                     DECEMBER 31, 2002
                                                          ----------------------------------    ----------------------------------
MUNICIPAL INCOME FUND                                         SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------   ---------------    ---------------    ---------------    ---------------
CLASS A
   Shares sold ........................................         1,680,532    $    12,281,784          1,667,649    $    12,274,988
   Shares issued in connection with the
    reinvestment of:
      Dividends from net investment income ............           374,960          2,761,288            576,440          4,253,748
                                                          ---------------    ---------------    ---------------    ---------------
                                                                2,055,492         15,043,072          2,244,089         16,528,736
   Shares repurchased .................................        (2,814,362)       (20,686,975)        (3,360,408)       (24,705,392)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) ............................          (758,870)   $    (5,643,903)        (1,116,319)   $    (8,176,656)
                                                          ---------------    ---------------    ---------------    ---------------
CLASS B
   Shares sold ........................................           176,974    $     1,299,640            360,545    $     2,668,323
   Shares issued in connection with the
    reinvestment of:
   Dividends from net investment income ...............            21,918            161,634             37,421            276,214
                                                          ---------------    ---------------    ---------------    ---------------
                                                                  198,892          1,461,274            397,966          2,944,537
   Shares repurchased .................................          (387,486)        (2,860,427)          (746,990)        (5,506,527)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) ............................          (188,594)   $    (1,399,153)          (349,024)   $    (2,561,990)
                                                          ---------------    ---------------    ---------------    ---------------
   Increase(decrease) derived from capital shares
    transactions ......................................          (947,464)   $    (7,043,056)        (1,465,343)   $   (10,738,646)
                                                          ===============    ===============    ===============    ===============

                                                                      YEAR ENDED
                                                                   DECEMBER 31, 2001
                                                          ----------------------------------
MUNICIPAL INCOME FUND                                         SHARES             AMOUNT
-------------------------------------------------------   ---------------    ---------------
CLASS A
   Shares sold ........................................         2,337,838    $    17,278,030
   Shares issued in connection with the
    reinvestment of:
      Dividends from net investment income ............           630,423          4,666,919
                                                          ---------------    ---------------
                                                                2,968,261         21,944,949
   Shares repurchased .................................        (3,251,737)       (24,090,858)
                                                          ---------------    ---------------
   Net increase (decrease) ............................          (283,476)   $    (2,145,909)
                                                          ---------------    ---------------
CLASS B
   Shares sold ........................................           345,205    $     2,561,560
   Shares issued in connection with the
    reinvestment of:
   Dividends from net investment income ...............            45,127            334,174
                                                          ---------------    ---------------
                                                                  390,332          2,895,734
   Shares repurchased .................................          (349,414)        (2,590,406)
                                                          ---------------    ---------------
   Net increase (decrease) ............................            40,918    $       305,328
                                                          ---------------    ---------------
   Increase(decrease) derived from capital shares
    transactions ......................................          (242,558)   $    (1,840,581)
                                                          ===============    ===============

For The Period Ended September 30, 2003

6. Contingent Expense Obligation. Loomis Sayles has given a binding undertaking to Massachusetts Tax Free Income Fund to defer its management fee and, if necessary, bear certain expenses associated with the Fund to limit its operating expenses. This limitation is in effect until April 30, 2004 and will be reevaluated on an annual basis.

If in the year following a deferral or reimbursement of expenses the actual operating expenses of the Fund are less than its expense limit, the Fund is required to pay an amount of additional expense that is the lower of the difference between the expense limit and the actual amount of fees previously waived or expenses reimbursed.

At September 30, 2003, the expense limits as a percentage of average daily net assets and amount subject to possible reimbursement under the expense limitation agreement were as follows:

                                   Expense Limit as a Percentage
                                    of Average Daily Net Assets                  Cumulative Expenses Waived
                                   ----------------------------    Expiration      or Reimbursed Subject
                                      Class A        Class B       of Waiver         to Future Payment
                                   ------------    -----------  --------------  ----------------------------
Massachusetts Tax Free Income Fund      1.40%          2.05%    April 30, 2004          $        --

7. Concentration of Credit. Massachusetts Tax Free Income Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations. At September 30, 2003, the Fund had the following concentrations by revenue source in excess of 10% of the Fund's net assets: University 14.2%, Water 11.4% and College 11.1%. The Fund had investments in securities of issuers insured by Municipal Bond Investors Assurance Corporation (MBIA), American Municipal Bond Assurance Corporation (AMBAC), Financial Guaranty Insurance Company (FGIC) and Federal Housing Administration (FHA) which aggregated to 12.5%, 12.7%, 7.7% and 2.4% of its net assets, respectively, at September 30, 2003.

At September 30, 2003, Municipal Income Fund had the following concentrations by revenue source in excess of 10% as a percentage of the Fund's net assets:
Various Purpose 14.0% and University 12.7%. The Fund also had more than 10% of its net assets invested in: New York 12.5%, Pennsylvania 12.3%, Illinois 11.1% and Texas 10.6%. Certain revenue or tax related events in a state may impair the ability of issuers of municipal securities to pay principal and interest on their obligations.

8. Reorganization. After the close of business on September 12, 2003, CDC Nvest Municipal Income Fund was reorganized into Municipal Income Fund, a newly established series of Loomis Sayles Funds II, pursuant to a plan of reorganization approved by its shareholders on August 28, 2003. The financial statements of Municipal Income Fund reflect the historical results of CDC Nvest Municipal Income Fund.

                         REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of CDC Nvest Funds Trust II and Loomis Sayles Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Loomis Sayles Massachusetts Tax Free Income Fund (formerly CDC Nvest Massachusetts Tax Free Income Fund), a series of CDC Nvest Funds Trust II and Loomis Sayles Municipal Income Fund (formerly CDC Nvest Municipal Income Fund), a series of Loomis Sayles Funds II (collectively the "Funds") at September 30, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 21, 2003

                           ADDITIONAL TAX INFORMATION

Federal Income Tax Information (unaudited)

During the period ended September 30, 2003, the tax character of distributions paid was as follows:

                                       DISTRIBUTIONS PAID      DISTRIBUTIONS PAID    DISTRIBUTIONS PAID
                                             FROM                    FROM                  FROM
                                        ORDINARY INCOME        TAX EXEMPT INCOME   LONG-TERM CAPITAL GAINS
                                       ------------------      ------------------  -----------------------
Massachusetts Tax Free Income Fund     $            2,370      $        2,787,323    $                  --
Municipal Income Fund                              73,861               4,243,885                       --

                              TRUSTEES' INFORMATION

The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

                                  POSITION(S) HELD WITH                                           NUMBER OF PORTFOLIOS IN
                                 FUND/1/, LENGTH OF TIME          PRINCIPAL OCCUPATION(S)        FUND COMPLEX OVERSEEN AND
NAME, AGE AND ADDRESS         SERVED AND TERM OF OFFICE/2/          DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD
---------------------------   ----------------------------     ------------------------------    -------------------------
INDEPENDENT TRUSTEES

Joseph Alaimo+(73)                      Trustee;               Chairman, Wayne Hummer            26;
399 Boylston Street                4 years for Loomis          Trust Company and Wayne           None
Boston, MA 02116                   Sayles Funds Trusts         Hummer Investment Trust

Graham T. Allison, Jr. (63)           Trustee (2);             Douglas Dillon Professor and      44;
399 Boylston Street              19 years for CDC Nvest        Director for the Belfer Center    Director, Taubman Centers,
Boston, MA 02116                Funds Trusts; Less than 1      of Science and International      Inc.; Board Member, USEC
                                 year for Loomis Sayles        Affairs, John F. Kennedy          Inc.
                                      Funds Trusts             School of Government,
                                                               Harvard University

Edward A. Benjamin (65)                Trustee (1)             Retired; formerly, Partner,       44;
399 Boylston Street                 Less than 1 year           Ropes & Gray (law firm)           Director, Coal, Energy
Boston, MA 02116                                               until 1999                        Investments &
                                                                                                 Management; Director,
                                                                                                 Precision Optics Corporation
                                                                                                 (optics manufacturer)

Daniel M. Cain (58)                     Trustee,               President and CEO, Cain           44;
452 Fifth Avenue                      Chairman (1);            Brothers & Company,               Trustee for Universal Health
New York, NY 10018                7 years for CDC Nvest        Incorporated (investment          Realty Income Trust;
                                Funds Trusts; Less than 1      banking)                          Director, PASC; Director,
                                 year for Loomis Sayles                                          Sheridan Healthcorp
                                      Funds Trusts

Paul G. Chenault (70)                  Trustee (2)             Retired; formerly, Trustee,       44;
5852 Pebble Beach Way           Less than 1 year for CDC       First Variable Life (variable     Director, Mailco Office
San Luis Obispo, CA 93401      Nvest Funds Trusts; 4 years     life insurance)                   Products, Inc.
                                 for Loomis SaylesFunds
                                         Trusts


Kenneth J. Cowan (71)                    Trustee               Retired                           44;
399 Boylston Street                   Chairman (2);                                              None
Boston, MA 02116                 28 years for CDC Nvest
                                Funds Trusts; Less than 1
                                 year for Loomis Sayles
                                      Funds Trusts

Richard Darman (60)                   Trustee (2);             Partner, The Carlyle Group        44;
399 Boylston Street               7 years for CDC Nvest        (investments); Chairman of        Director and Chairman, AES
Boston, MA 02116                Funds Trusts; Less than 1      the Board of Directors of         Corporation
                                 year for Loomis Sayles        AES Corporation (interna-
                                      Funds Trusts             tional power company); for-
                                                               merly, Professor, John F.
                                                               Kennedy School of
                                                               Government, Harvard
                                                               University

                              TRUSTEES' INFORMATION

                                                                                                  NUMBER OF PORTFOLIOS IN
                                 POSITION(S) HELD WITH                                             FUND COMPLEX OVERSEEN
                                 FUNDS, LENGTH OF TIME            PRINCIPAL OCCUPATION(S)         AND OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS         SERVED AND TERM OF OFFICE/1/          DURING PAST 5 YEARS                    HELD
---------------------------   ----------------------------     ------------------------------    -------------------------
INDEPENDENT TRUSTEES
(continued)

Sandra O. Moose (61)                  Trustee (1);             Senior Vice President and         44;
One Exchange Place               21 years for CDC Nvest        Director, The Boston              Director, Verizon
Boston, MA 02109                Funds Trusts; Less than 1      Consulting Group, Inc.            Communications
                                 year for Loomis Sayles        (management consulting)           Director, Rohm and Haas
                                      Funds Trusts                                               Company

John A. Shane (70)                    Trustee (2);             President, Palmer Service         44;
200 Unicorn Park Drive           21 years for CDC Nvest        Corporation (venture capital      Director, Gensym
Woburn, MA 01801                Funds Trusts; Less than 1      organization)                     Corporation; Director,
                                 year for Loomis Sayles        Retired                           Overland Storage, Inc.
                                      Funds Trusts                                               Director, ABT Associates
                                                                                                 Inc.

Pendleton P. White (72)               Trustee (2);             Retired                           44;
6 Breckenridge Lane              22 years for CDC Nvest                                          None
Savannah, GA 31411              Funds Trusts; Less than 1
                                 year for Loomis Sayles
                                      Funds Trusts

INTERESTED TRUSTEES

Robert J. Blanding/3/ (56)      CEO, Loomis Sayles Funds       President, Chairman,              44;
555 California Street                  II, Trustee             Director, and Chief               None
San Francisco, CA 94104             Less than 1 year           Executive Officer, Loomis
                                                               Sayles, Chief Executive
                                                               Officer - Loomis Sayles
                                                               Funds II; President and
                                                               CEO - Loomis Sayles Funds
                                                               I

John T. Hailer/4/ (42)             President and Chief         President and Chief               44;
399 Boylston Street              Executive Officer - CDC       Executive Officer, CDC IXIS       None
Boston, MA 02116                   Nvest Funds Trusts,         Asset Management
                                President - Loomis Sayles      Distributors, L.P.; Executive
                                   Funds II, Trustee;          Vice President - Loomis
                                  3 years for CDC Nvest        Sayles Funds I, formerly,
                                Funds Trusts; Less than 1      Senior Vice President,
                                 year for Loomis Sayles        Fidelity Investments
                                      Funds Trusts

Peter S. Voss/5/ (57)            Chairman of the Board,        Director, President and Chief     44;
399 Boylston Street             Trustee; 11 years for CDC      Executive Officer, CDC IXIS       Trustee of Harris Associates
Boston, MA 02116                Nvest Funds Trusts; Less       Asset Management North            Investment Trust/5/
                                 than 1 year for Loomis        America, L.P.
                                   Sayles Funds Trusts

                              TRUSTEES' INFORMATION

                                                                                                  NUMBER OF PORTFOLIOS IN
                                 POSITION(S) HELD WITH                                             FUND COMPLEX OVERSEEN
                                 FUNDS, LENGTH OF TIME            PRINCIPAL OCCUPATION(S)         AND OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS         SERVED AND TERM OF OFFICE/1/          DURING PAST 5 YEARS                    HELD
---------------------------   ----------------------------     ------------------------------    -------------------------
OFFICERS

Nicholas H. Palmerino (38)            Treasurer;               Senior Vice President, CDC        Not Applicable;
399 Boylston Street                 Not Applicable             IXIS Asset Management             None
Boston, MA 02116                                               Services, Inc.; Senior Vice
                                                               President, CDC IXIS Asset
                                                               Management Advisers, L.P.;
                                                               formerly, Vice President,
                                                               Loomis, Sayles & Company,
                                                               L.P.

John E. Pelletier (39)           Secretary and Clerk;          Senior Vice President,            Not Applicable;
399 Boylston Street                 Not Applicable             General Counsel, Secretary        None
Boston, MA 02116                                               and Clerk, CDC IXIS
                                                               Distribution Corporation;
                                                               Senior Vice President,
                                                               General Counsel, Secretary
                                                               and Clerk, CDC IXIS Asset
                                                               Management Distributors,
                                                               L.P.; Senior Vice President,
                                                               General Counsel, Secretary and
                                                               Clerk, CDC IXIS Asset
                                                               Management Advisers, L.P.;
                                                               Executive Vice President,
                                                               General Counsel, Secretary,
                                                               Clerk, and Director, CDC
                                                               IXIS Asset Management
                                                               Services, Inc.

(1)  Member of Audit Committee.
(2)  Member of Contract Review and Governance Committee.
+ Mr. Alaimo is a Trustee of Loomis Sayles Funds I and Loomis Sayles Funds II, but not of the CDC Nvest Funds Trusts.
/1/ Except as noted, each Trustee and Officer holds the same positions with CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I, AEW Real Estate Income Fund, CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust (the "CDC Nvest Funds Trusts") and Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts" and together with the CDC Nvest Funds Trusts, the "Trusts").
/2/ All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72. Messrs. Alaimo and White are expected to retire by December 31, 2003.
/3/ Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").
/4/ Mr. Hailer is an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation; President and Chief Executive Officer of CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors").
/5/ Mr. Voss is an "interested person" of the Trusts because he holds the following positions with entities that may be considered to be affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc.; Director of CDC IXIS Asset Management Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates, Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis, Sayles & Company, Inc.; Member of Reich & Tang Asset Management, LLC; Director of Westpeak Global Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of Executive Board of CDC IXIS Asset Management.
/6/ As of September 30, 2003, Harris Associates Investment Trust has seven series that were overseen by its Board of Trustees.

                             ADDITIONAL INFORMATION

Shareholder Meeting (unaudited). At the special meeting of shareholders held on June 10, 2003, shareholders of Loomis Sayles Funds II (formerly, Loomis Sayles Funds) voted for the following proposal:

1. Election of Trustees

                                       FOR           WITHHELD *
                                 ---------------   ---------------

(01) Joseph Alaimo                   134,298,551         8,672,577

(02) Graham T. Allison, Jr.          134,590,902         8,380,227

(03) Edward A. Benjamin              134,546,833         8,424,296

(04) Robert J. Blanding              134,572,705         8,398,423

(05) Daniel M. Cain                  134,593,263         8,377,866

(06) Paul G. Chenault                134,352,172         8,618,957

(07) Kenneth J. Cowan                134,524,153         8,446,976

(08) Richard Darman                  134,552,047         8,419,081

(09) John T. Hailer                  134,613,039         8,358,089

(10) Sandra O. Moose                 134,612,285         8,358,843

(11) John A. Shane                   134,332,421         8,638,708

(12) Peter S. Voss                   134,622,604         8,348,525

(13) Pendleton P. White              134,300,598         8,670,530

*    Includes Broker Non-Votes (if any).

                             ADDITIONAL INFORMATION

Shareholder Meeting (unaudited). At a special shareholders' meeting held on August 28, 2003, shareholders of the CDC Nvest Municipal Income Fund* (hereinafter referred to as the "Fund") voted for the following proposals:

1. Approval of a new Investment Advisory Agreement between Loomis, Sayles & Company, L.P. and the Trust on behalf of the Fund.

VOTED FOR           VOTED AGAINST       ABSTAINED VOTES     BROKER NON-VOTES     TOTAL VOTES
---------           -------------       ---------------     ----------------     -----------
12,154,318.965       199,679.027          502,406.720              0           12,856,404.712

2. Approval of an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to, and the assumption of all of the liabilities of the Fund by, the Loomis Sayles Municipal Income Fund in exchange for shares of the Loomis Sayles Municipal Income Fund and the distribution of such shares to the shareholders of the Fund in complete liquidation of the Fund

VOTED FOR           VOTED AGAINST       ABSTAINED VOTES     BROKER NON-VOTES     TOTAL VOTES
---------           -------------       ---------------     ----------------     -----------
10,139,160.478       260,332.747          601,953.487       1,854,985.000       12,856,404.712

* The CDC Nvest Municipal Income Fund reorganized into the Loomis Sayles Municipal Income Fund as of the close of business on September 12, 2003.

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

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

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

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

Item 2.  Code of Ethics.

The Trust has adopted a code of Ethics that applies to the Trust's principal executive officer, principal financial officer and persons performing similar functions.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Trust have established an audit committee and determined that all members qualify as financial experts. The committee members are Ms. Sandra O. Moose, Messrs. Edward A. Benjamin and Daniel M. Cain. Each of these individuals is also Independent Trustee of the Trust.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9.  Controls and Procedures

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Code of Ethics.

(b) Certifications of Principal Executive Officer and Principal Financial
Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                CDC Nvest Funds Trust II

                                                By: /s/  John T. Hailer
                                                    ----------------------------
                                                Name:  John Hailer
                                                Title: President & Chief
                                                        Executive Officer
                                                Date:  November 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                By: /s/  John T. Hailer
                                                    ----------------------------
                                                Name:  John Hailer
                                                Title: President & Chief
                                                        Executive Officer
                                                Date:  November 21, 2003


                                                By: /s/  Nicholas H. Palmerino
                                                    ----------------------------
                                                Name:  Nicholas H. Palmerino
                                                Title: Treasurer
                                                Date:  November 21, 2003

                                  EXHIBIT INDEX

(a)      Code of Ethics

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940

(b)(2) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.